GENERAL (discontinued operations) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Revenues			$ 2,741	$ 4,227
Cost of revenues			2,167	2,904
Operating expenses			2,256	2,148
Operating loss			1,682	825
Financial expenses, net			1	0
Net loss	$ 929	$ 133	1,683	825
Depreciation expense			$ 276	$ 314